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                       SUPPLEMENT DATED JANUARY 27, 2000
                        TO PROSPECTUS DATED MAY 1, 1999

                                       OF

                           U.S. EQUITY PLUS PORTFOLIO

                                PORTFOLIO OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Equity Plus Portfolio (the "Portfolio"). Eugene Flood, Jr. no longer serves as a Portfolio Manager to the Portfolio. Narayan Ramachandran, who previously shared primary responsibility with Mr. Flood, will continue to have primary responsibility for managing the assets of the Portfolio. Accordingly, the paragraph on page 6 is hereby deleted and replaced with the following:

NARAYAN RAMACHANDRAN

Narayan Ramachandran is a Managing Director of MSDW Investment Management and Morgan Stanley and is a Portfolio Manager and head of the Structured Asset Management business at MSDW Investment Management. Prior to joining MSDW Investment Management in 1996, he was Managing Director of RogersCasey Associates, Inc. ("RogersCasey"), an investment consulting and special assets advisory firm based in Darien, Connecticut. As President of RogersCasey's investment advisory subsidiary, he was responsible for leading the special assets advisory business with $2 billion in assets under management. Prior to that, he was Director of Research for RogersCasey, with his research efforts focused on quantitative investment models. He holds a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. He is also a Chartered Financial Analyst. Mr. Ramachandran has had primary responsibility for managing the Portfolio's assets since its inception.

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